Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 20, 2023
Registrant Name	dei_EntityRegistrantName	PIMCO Funds
CIK	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2023
Prospectus Date	rr_ProspectusDate	Mar. 20, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A